Transactions with Directors and Other Key Management Personnel - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 GBP (£) director transaction	Dec. 31, 2022 GBP (£) director transaction	Dec. 31, 2021 GBP (£)
Disclosure Of Directors And Key Management Remuneration [Line Items]
Remuneration excluding pension contribution | £	£ 2,640,491	£ 3,510,441	£ 3,740,810
Remuneration excluding pension contribution performance | £	1,002,607	1,900,506	1,864,320
Accrued defined benefit pension related to the highest paid director | £	£ 0	0	22,119
Directors with a deferred pension benefit accruing under a defined benefit scheme	0
Ex gratia pensions paid to former Directors | £	£ 327,462	£ 379,945	£ 370,668
Directors who held any interest in the shares	0	0
Directors who exercised or were granted any rights to subscribe for shares	0	0
Directors who exercised share options over shares in Banco Santander	0	0
Number of loan made to directors	1	4
Loans made to directors | £	£ 312,846	£ 332,426
Number of other transactions, arrangements or agreements with material interest | transaction	0	0
Number of Directors having material interest in contract of significance	0	0
Other key management personnel
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of loan made to key management personnel	5	2
Loans made to key management personnel | £	£ 578,568	£ 314,667